Financial Risk Management - Liquidity risk (Details) - Liquidity risk - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Non-Derivative Liabilities	$ 939,727,621	$ 1,028,020,576
LIBOR
Financial Risk Management
Interest rate		4.41%
SOFR
Financial Risk Management
Interest rate	3.41%
Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	$ 5,468,413	$ 8,746,501
1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	32,807,267	27,090,151
3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	110,737,554	105,110,132
1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	413,278,915	477,899,170
More than 5 years
Financial Risk Management
Non-Derivative Liabilities	377,435,472	409,174,622
Trade payables
Financial Risk Management
Non-Derivative Liabilities	23,522,506	11,771,964
Trade payables | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	23,522,506	11,771,964
Accrued expenses
Financial Risk Management
Non-Derivative Liabilities	3,485,042	6,024,899
Accrued expenses | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	3,485,042	$ 6,024,899
Current accounts due to related parties
Financial Risk Management
Non-Derivative Liabilities	659,974
Current accounts due to related parties | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	$ 659,974
Variable interest borrowings
Financial Risk Management
Weighted average effective interest rate	4.08%	6.26%
Non-Derivative Liabilities	$ 638,441,492	$ 699,799,765
Variable interest borrowings | Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	3,138,123	5,922,596
Variable interest borrowings | 1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	28,239,371	21,564,122
Variable interest borrowings | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	62,054,619	65,076,153
Variable interest borrowings | 1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	307,066,226	365,728,156
Variable interest borrowings | More than 5 years
Financial Risk Management
Non-Derivative Liabilities	$ 237,943,153	$ 241,508,738
Variable interest for debt financing (Sale and Leaseback Agreements)
Financial Risk Management
Weighted average effective interest rate	9.07%	10.02%
Non-Derivative Liabilities	$ 273,618,607	$ 310,423,948
Variable interest for debt financing (Sale and Leaseback Agreements) | Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	2,330,290	2,823,905
Variable interest for debt financing (Sale and Leaseback Agreements) | 1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	4,567,896	5,526,029
Variable interest for debt financing (Sale and Leaseback Agreements) | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	21,015,413	22,237,116
Variable interest for debt financing (Sale and Leaseback Agreements) | 1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	106,212,689	112,171,014
Variable interest for debt financing (Sale and Leaseback Agreements) | More than 5 years
Financial Risk Management
Non-Derivative Liabilities	$ 139,492,319	$ 167,665,884